Document and Entity Information	May 09, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001855631
Document Type	8-K
Document Period End Date	May 09, 2023
Entity Registrant Name	AERWINS Technologies Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40734
Entity Tax Identification Number	86-2049355
Entity Address, Address Line One	Shiba Koen Annex 6 f, 1-8
Entity Address, Address Line Two	Shiba Koen 3-chome
Entity Address, Address Line Three	Minato-ku
Entity Address, City or Town	Tokyo
Entity Address, Country	JP
Entity Address, Postal Zip Code	105-0011
City Area Code	813
Local Phone Number	6409-6761
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.000001 par value per share
Trading Symbol	AWIN
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	AWINW
Security Exchange Name	NASDAQ